Financial commitments and contingent liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial commitments and contingent liabilities
Definitive	$ 767,786	$ 703,417	$ 477,921
Discretionary	822,348	701,107	682,721
Total legal finance undrawn commitments	1,590,134	1,404,524	1,160,642
Legal risk (definitive)	81,193	88,260	93,970
Total capital provision-direct undrawn commitments	1,671,327	1,492,784	1,254,612
Capital provision-indirect undrawn commitments	49,400
Total capital provision undrawn commitment	$ 1,720,727	$ 1,492,784	$ 1,254,612